Interest in Other Entities (Details) - Schedule of total investment according to the equity method - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	$ 17,240	$ 1,663
ScoutCam (see note 3C) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	10,735
Automax (formerly “Matomy”) (see note 3G) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total		547
Gix Internet (see note 3F) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	4,867	1,013
Polyrizon (see note 3H) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	447	103
Elbit imaging (see note 3J) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	975
Fuel Doctor holdings Inc. (see note 3L) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total
Revoltz (see note 3I) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	$ 216